February 17, 2012	WRITER’S DIRECT DIAL (650) 473-2613
VIA EDGAR AND FACSIMILE	WRITER’S E-MAIL ADDRESS psieben@omm.com

Matthew Crispino, Esq.

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Overland Storage, Inc.
Amendment No. 1 to Registration Statement on Form S-3
Filed January 26, 2012
File No. 333-179170

Dear Mr. Crispino:

On behalf of Overland Storage, Inc., a California corporation (the “Company”), set forth below are the Company’s responses to the comment letter dated February 10, 2012 (the “Comment Letter”), from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the above-referenced Amendment No. 1 to Registration Statement on Form S-3 as filed with the Commission on January 26, 2012 (the “Form S-3”).

For your convenience, the Company has reproduced below the comments from the Staff in bold followed by the Company’s corresponding response.

The Company responds to the Comment Letter as follows:

Information Incorporated by Reference, page 1

1.	Please revise this section to incorporate by reference the current reports on Form 8-K filed on August 4, 2011 and August 15, 2011. Refer to Item 12(a)(2) of Form S-3.

The Company respectfully advises the Staff that in response to the Staff’s comment, the Company has revised the section in the Form S-3 regarding information incorporated by reference to include the Company’s Current Reports on Form 8-K filed on August 4, 2011 and August 15, 2011. The Company has also updated such section to include the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended January 1, 2012 filed with the Commission on February 15, 2012.

O’MELVENY & MYERS LLP

Matthew Crispino, Esq., February 17, 2012 - Page 2

Exhibit 5.1

2.	The third paragraph of the legality opinion references the “Warrant Agreements,” although there appears to be no discussion of such agreements in the prospectus. Please advise. Also, a legality opinion is required for rights issued under a shareholder rights plan when a registration statement is filed for the common stock to which the rights relate. Refer to Section II.B.1.g. of Staff Legal Bulletin No. 19. Accordingly, please obtain a revised opinion of counsel that opines whether the common stock purchase rights that accompany your common stock are binding obligations of the registrant under the law of the jurisdiction governing the rights agreement.

We respectfully advise the Staff that in response to the Staff’s comment, we have removed the reference to the “Warrant Agreements” in our opinion to be filed with Amendment No. 2 to the Form S-3. Also, we respectfully advise the Staff that in response to the Staff’s comment, we have revised our opinion to opine that the common stock purchase rights that accompany the Company’s common stock are legally valid and binding obligations of the Company and enforceable against the Company in accordance with the terms of the Shareholder Rights Agreement, dated August 22, 2005, as amended by Amendment No. 1 to Shareholder Rights Agreement dated March 21, 2011, between the Company and Wells Fargo Bank, N.A., as Rights Agent.

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If you have any questions or wish to discuss any matters with respect to this letter or the Form S-3, please do not hesitate to contact me by telephone at (650) 473-2613 or by email at psieben@omm.com.

Very truly yours,

/s/ O’Melveny & Myers LLP
Paul L. Sieben of O’Melveny & Myers LLP

cc:	Eric L. Kelly
Kurt L. Kalbfleisch
(Overland Storage, Inc.)

O’MELVENY & MYERS LLP

Matthew Crispino, Esq., February 17, 2012 - Page 3

Certificate of Overland Storage, Inc.

The undersigned, Eric L. Kelly, President and Chief Executive Officer of Overland Storage, Inc. (the “Company”), hereby represents to the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) on behalf of the Company as follows:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the Staff comments or changes to disclosure in response to the Staff’s comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In witness whereof, the undersigned has caused this Certificate of Overland Storage, Inc. to be signed on behalf of the Company on the 17th day of February, 2012.

Overland Storage, Inc.

By:	/s/ Eric L. Kelly
Name:	Eric L. Kelly
Title:	President and Chief Executive Officer